UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Emerging Opportunities Total Return Fund
January 31, 2017

AC Alternatives Emerging Opportunities Total Return - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 35.2%
Argentina — 2.7%
Argentine Republic Government International Bond, 6.625%, 7/6/28		500,000	482,000
Argentine Republic Government International Bond, 6.875%, 1/26/27(1)		200,000	198,050
			680,050
Colombia — 1.2%
Colombia Government International Bond, 7.375%, 9/18/37		250,000	312,500
Dominican Republic — 2.0%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		300,000	300,750
Dominican Republic International Bond, 6.875%, 1/29/26		200,000	214,422
			515,172
Egypt — 1.5%
Egypt Government International Bond, 5.875%, 6/11/25		200,000	184,789
Egypt Government International Bond, 6.125%, 1/31/22(1)		200,000	202,000
			386,789
Hungary — 1.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	63,000,000	284,086
Indonesia — 1.5%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	5,000,000,000	392,392
Mexico — 8.0%
Mexican Bonos, 8.50%, 12/13/18	MXN	26,000,000	1,287,029
Mexican Bonos, 5.75%, 3/5/26	MXN	17,500,000	749,161
			2,036,190
Poland — 5.6%
Republic of Poland Government Bond, 1.75%, 7/25/21	PLN	5,000,000	1,187,846
Republic of Poland Government Bond, 2.50%, 7/25/26	PLN	1,000,000	224,978
			1,412,824
Russia — 2.6%
Russian Federal Bond - OFZ, 8.50%, 9/17/31	RUB	38,400,000	651,794
South Africa — 5.3%
Republic of South Africa Government Bond, 8.00%, 12/21/18	ZAR	18,300,000	1,360,391
Turkey — 3.7%
Turkey Government International Bond, 5.125%, 3/25/22		300,000	299,562
Turkey Government International Bond, 6.25%, 9/26/22		600,000	629,118
			928,680
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,855,913)			8,960,868
CORPORATE BONDS — 17.2%
Argentina — 3.1%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)(2)		150,000	151,875
Pampa Energia SA, 7.50%, 1/24/27(1)		200,000	197,950
YPF SA, 8.50%, 3/23/21		400,000	434,500
			784,325
Brazil — 2.6%
Petrobras Global Finance BV, 8.375%, 5/23/21		600,000	668,880
China — 0.8%
Tencent Holdings Ltd., MTN, 2.00%, 5/2/17		200,000	200,087
Dominican Republic — 0.8%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29(1)		200,000	205,500

India — 0.8%
Vedanta Resources plc, 6.375%, 7/30/22(1)	200,000	200,800
Mexico — 3.5%
Cemex Finance LLC, 9.375%, 10/12/22	200,000	218,060
Petroleos Mexicanos, 6.875%, 8/4/26	400,000	424,520
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22	250,000	238,750
		881,330
Panama — 0.8%
Sable International Finance Ltd., 6.875%, 8/1/22	200,000	211,560
Paraguay — 0.8%
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	200,000	207,500
Turkey — 4.0%
Akbank TAS, 6.50%, 3/9/18	200,000	206,044
Finansbank AS, 6.25%, 4/30/19	200,000	206,652
Finansbank AS, 5.15%, 11/1/17	200,000	202,619
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17	200,000	201,195
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	200,000	199,853
		1,016,363
TOTAL CORPORATE BONDS (Cost $4,316,611)		4,376,345
U.S. TREASURY SECURITIES — 7.3%
United States — 7.3%
U.S. Treasury Notes, 1.625%, 10/31/23 (Cost $1,842,400)	1,915,000	1,843,936
TEMPORARY CASH INVESTMENTS — 38.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $9,947,846), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $9,751,033)		9,751,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,228	6,228
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,757,228)		9,757,228
TOTAL INVESTMENT SECURITIES — 98.0% (Cost $24,772,152)		24,938,377
OTHER ASSETS AND LIABILITIES — 2.0%		506,954
TOTAL NET ASSETS — 100.0%		$25,445,331

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
ARS	10,124,311	USD	611,741	Goldman Sachs & Co.	3/15/17	12,663
BRL	4,276,821	USD	1,210,535	UBS AG	3/15/17	132,435
USD	687,140	BRL	2,246,947	UBS AG	3/15/17	(18,427)
USD	621,802	BRL	2,029,874	UBS AG	3/15/17	(15,601)
CLP	492,649,549	USD	739,459	UBS AG	3/15/17	18,023
CLP	253,218,137	USD	389,267	UBS AG	3/15/17	73
CLP	248,836,295	USD	383,474	UBS AG	3/15/17	(872)
USD	749,881	CLP	492,649,549	UBS AG	3/15/17	(7,600)
USD	756,106	CLP	502,054,432	UBS AG	3/15/17	(15,836)
COP	3,797,507,983	USD	1,235,766	UBS AG	3/15/17	53,341
COP	1,476,360,965	USD	482,629	UBS AG	3/15/17	18,539
COP	1,489,688,485	USD	503,103	UBS AG	3/15/17	2,588
USD	522,190	COP	1,558,213,973	UBS AG	3/15/17	(6,764)
HUF	177,530,189	USD	601,809	JPMorgan Chase Bank N.A.	3/16/17	17,170
HUF	159,546,772	USD	532,504	JPMorgan Chase Bank N.A.	3/16/17	23,774
HUF	185,805,772	USD	628,059	JPMorgan Chase Bank N.A.	3/16/17	19,774

HUF	185,741,835	USD	635,558	UBS AG	3/16/17	12,051
HUF	110,057,523	USD	382,211	UBS AG	3/16/17	1,517
USD	625,395	HUF	182,222,140	JPMorgan Chase Bank N.A.	3/16/17	(9,942)
USD	540,849	HUF	157,485,790	JPMorgan Chase Bank N.A.	3/16/17	(8,242)
USD	628,326	HUF	183,174,803	JPMorgan Chase Bank N.A.	3/16/17	(10,334)
USD	285,970	HUF	82,419,309	UBS AG	3/16/17	(1,394)
IDR	4,742,073,733	USD	347,303	UBS AG	3/15/17	6,590
IDR	6,978,051,062	USD	519,393	UBS AG	3/15/17	1,366
IDR	6,716,513,846	USD	497,522	UBS AG	3/15/17	3,720
ILS	2,383,724	USD	626,557	UBS AG	3/15/17	6,438
ILS	2,460,250	USD	647,735	JPMorgan Chase Bank N.A.	3/15/17	5,583
ILS	2,408,692	USD	637,422	JPMorgan Chase Bank N.A.	3/15/17	2,203
USD	628,255	ILS	2,383,724	UBS AG	3/15/17	(4,741)
USD	622,203	ILS	2,409,068	JPMorgan Chase Bank N.A.	3/15/17	(17,523)
USD	639,304	ILS	2,459,874	JPMorgan Chase Bank N.A.	3/15/17	(13,914)
USD	634,412	ILS	2,392,981	JPMorgan Chase Bank N.A.	3/15/17	(1,041)
INR	43,257,582	USD	631,793	Goldman Sachs & Co.	3/15/17	6,067
INR	43,244,772	USD	632,844	Goldman Sachs & Co.	3/15/17	4,827
USD	499,816	INR	34,322,344	UBS AG	3/15/17	(6,289)
USD	744,938	INR	50,998,464	UBS AG	3/15/17	(7,066)
INR	85,320,808	USD	1,249,501	UBS AG	3/15/17	8,608
USD	626,677	KRW	734,126,539	UBS AG	3/15/17	(10,924)
USD	646,094	KRW	755,154,763	UBS AG	3/15/17	(9,770)
MXN	25,746,301	USD	1,248,722	JPMorgan Chase Bank N.A.	3/15/17	(21,338)
MXN	11,022,628	USD	512,928	JPMorgan Chase Bank N.A.	3/15/17	12,545
MXN	8,152,492	USD	378,898	JPMorgan Chase Bank N.A.	3/15/17	9,750
USD	366,366	MXN	7,563,686	JPMorgan Chase Bank N.A.	3/15/17	5,788
USD	1,362,820	MXN	28,108,156	JPMorgan Chase Bank N.A.	3/15/17	22,842
USD	385,285	MXN	8,298,341	JPMorgan Chase Bank N.A.	3/15/17	(10,316)
MYR	2,224,254	USD	501,240	Goldman Sachs & Co.	3/15/17	(306)
MYR	1,716,226	USD	384,201	Goldman Sachs & Co.	3/15/17	2,318
MYR	1,690,999	USD	381,888	Goldman Sachs & Co.	3/15/17	(1,050)
PEN	2,563,880	USD	742,616	Goldman Sachs & Co.	3/15/17	37,844
PEN	1,709,232	USD	497,955	Goldman Sachs & Co.	3/15/17	22,344
PEN	2,147,149	USD	635,251	UBS AG	3/15/17	18,353
USD	635,614	PEN	2,157,910	Goldman Sachs & Co.	3/15/17	(21,265)
USD	743,714	PHP	37,260,082	UBS AG	3/15/17	(4,260)
PLN	2,601,340	USD	630,021	UBS AG	3/15/17	19,125
PLN	1,610,299	USD	389,407	UBS AG	3/15/17	12,432
PLN	3,088,508	USD	752,946	UBS AG	3/15/17	17,770
USD	1,152,592	PLN	4,803,600	UBS AG	3/15/17	(46,114)
USD	630,985	PLN	2,615,263	UBS AG	3/15/17	(21,636)
USD	219,561	PLN	916,810	UBS AG	3/15/17	(9,223)
USD	381,574	PLN	1,584,620	UBS AG	3/15/17	(13,857)
USD	382,965	PLN	1,556,563	UBS AG	3/15/17	(5,464)
RUB	111,608,678	USD	1,720,034	UBS AG	3/15/17	121,231
RUB	13,154,376	USD	214,941	UBS AG	3/15/17	2,074
RUB	37,618,304	USD	619,450	UBS AG	3/15/17	1,159
USD	732,577	RUB	47,705,418	UBS AG	3/15/17	(54,443)
USD	351,128	RUB	22,458,165	UBS AG	3/15/17	(19,375)
USD	259,734	RUB	15,542,489	UBS AG	3/15/17	3,322
USD	249,313	RUB	15,046,580	UBS AG	3/15/17	1,082
USD	443,353	RUB	26,565,730	UBS AG	3/15/17	5,085

USD	611,056	RUB	37,355,277	UBS AG	3/15/17	(5,213)
SGD	690,702	USD	479,199	JPMorgan Chase Bank N.A.	3/15/17	11,064
SGD	1,084,177	USD	759,741	JPMorgan Chase Bank N.A.	3/15/17	9,812
USD	1,249,193	SGD	1,774,879	JPMorgan Chase Bank N.A.	3/15/17	(10,623)
USD	634,092	SGD	901,065	JPMorgan Chase Bank N.A.	3/15/17	(5,488)
USD	631,216	THB	22,299,271	UBS AG	3/15/17	(1,859)
TRY	807,824	USD	233,678	JPMorgan Chase Bank N.A.	3/15/17	(22,032)
TRY	870,509	USD	245,096	JPMorgan Chase Bank N.A.	3/15/17	(17,028)
TRY	1,368,287	USD	382,451	JPMorgan Chase Bank N.A.	3/15/17	(23,967)
TRY	481,298	USD	124,361	JPMorgan Chase Bank N.A.	3/15/17	1,737
TRY	1,379,878	USD	357,809	JPMorgan Chase Bank N.A.	3/15/17	3,711
TRY	1,414,134	USD	360,923	JPMorgan Chase Bank N.A.	3/15/17	9,572
USD	375,301	TRY	1,338,145	JPMorgan Chase Bank N.A.	3/15/17	24,715
TRY	2,640,230	USD	750,372	JPMorgan Chase Bank N.A.	3/15/17	(58,646)
TWD	19,770,183	USD	624,295	UBS AG	3/15/17	11,435
USD	1,251,744	TWD	39,980,705	UBS AG	3/15/17	(33,876)
ZAR	10,295,646	USD	741,409	JPMorgan Chase Bank N.A.	3/15/17	17,082
ZAR	8,406,137	USD	617,949	JPMorgan Chase Bank N.A.	3/15/17	1,341
ZAR	5,461,466	USD	400,988	JPMorgan Chase Bank N.A.	3/15/17	1,364
ZAR	8,212,518	USD	609,562	JPMorgan Chase Bank N.A.	3/15/17	(4,537)
USD	1,371,814	ZAR	19,019,629	JPMorgan Chase Bank N.A.	3/15/17	(29,383)
USD	400,738	ZAR	5,566,058	JPMorgan Chase Bank N.A.	3/15/17	(9,320)
USD	689,338	ZAR	9,460,580	JPMorgan Chase Bank N.A.	3/15/17	(7,633)
USD	618,115	ZAR	8,433,555	JPMorgan Chase Bank N.A.	3/15/17	(3,195)
						136,520

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)*
Bank of America N.A./Mexico Government International Bond	1,000,000	Buy	1.00	12/20/21	32,289	(3,599)	28,690
Bank of America N.A./Penerbangan Malaysia Bhd	700,000	Buy	1.00	12/20/21	10,686	(1,830)	8,856
Barclays Bank plc/Republic of South Africa Government Bond	1,000,000	Buy	1.00	12/20/21	53,122	(4,583)	48,539
Barclays Bank plc/Chile Government International Bond	1,000,000	Buy	1.00	12/20/21	(8,326)	(939)	(9,265)
Barclays Bank plc/Korea International Bond	1,000,000	Buy	1.00	12/20/21	(24,704)	(1,040)	(25,744)
Goldman Sachs & Co./Republic of Poland Government Bond	700,000	Buy	1.00	12/20/21	(8,419)	(1,703)	(10,122)
					54,648	(13,694)	40,954

*The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,456,925, which represented 5.7% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	8,960,868	—
Corporate Bonds	—	4,376,345	—
U.S. Treasury Securities	—	1,843,936	—
Temporary Cash Investments	6,228	9,751,000	—
	6,228	24,932,149	—
Other Financial Instruments
Swap Agreements	—	86,085	—
Forward Foreign Currency Exchange Contracts	—	764,247	—
	—	850,332	—

Liabilities
Other Financial Instruments
Swap Agreements	—	45,131	—
Forward Foreign Currency Exchange Contracts	—	627,727	—
	—	672,858	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,777,154
Gross tax appreciation of investments	$201,448
Gross tax depreciation of investments	(40,225)
Net tax appreciation (depreciation) of investments	$161,223

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2017